Derivatives and Fair Value of Financial Instruments - Instruments and Agreements (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended				24 Months Ended
	Dec. 31, 2017 USD ($) item agreement	Apr. 02, 2016 USD ($) agreement item	Dec. 31, 2017 USD ($) item agreement	Dec. 31, 2016 USD ($) item agreement	Dec. 31, 2015 USD ($) agreement item	Dec. 31, 2010 USD ($) agreement	Dec. 31, 2015 agreement
Commodities
Derivative commodity instruments
Amount of Gain or (Loss) Recognized in Income on Derivatives | $			$ (9)	$ 21	$ (45)
Net commodity purchase contracts | Hogs
Derivative commodity instruments
Nonmonetary notional amount				14,000,000
Net commodity purchase contracts | Grain
Derivative commodity instruments
Nonmonetary notional amount	29,000,000		29,000,000	22,000,000
Net commodity purchase contracts | Soybean oil
Derivative commodity instruments
Nonmonetary notional amount	1,000,000		1,000,000
Net commodity sale contracts | Hogs
Derivative commodity instruments
Nonmonetary notional amount	13,000,000		13,000,000
Net commodity sale contracts | Heating oil
Derivative commodity instruments
Nonmonetary notional amount	7,000,000		7,000,000	4,000,000
Net commodity sale contracts | Soybean oil
Derivative commodity instruments
Nonmonetary notional amount				35,000,000
Foreign currencies
Derivative commodity instruments
Notional amounts | $	$ 20		$ 20	$ 81
Interest rate swaps
Derivative commodity instruments
Notional amounts | $				$ 75		$ 25
Number of derivative instruments entered into | agreement						3
Number of derivative agreements | agreement				3
Number of derivative agreements terminated | agreement	3		3
Term of derivative contract						10 years
Payments to unwind interest rate exchange agreements | $	$ 2
Eight-year interest rate exchange agreements
Derivative commodity instruments
Notional amounts | $		$ 44
Number of derivative instruments entered into | agreement							4
Number of derivative agreements terminated | agreement		2
Term of derivative contract							8 years
Number of agreements terminated and not renewed | agreement					2
Number of bulk vessels delivered		2			2
Payments to unwind interest rate exchange agreements | $		$ 2